Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property, plant and equipment, net

	Investment properties RMB million	Buildings RMB million	Aircraft RMB million	Other flight equipment including rotables RMB million	Machinery, equipment and vehicles RMB million	Total RMB million
Cost:
At January 1 , 2020	470	16,046	113,276	24,385	8,253	162,430
Additions	—	12	1,435	542	935	2,924
Transferred from construction in progress (Note 20)	—	5,720	3,719	497	1,340	11,276
Reclassification on change of holding intention:
- transferred from other property, plant and equipment, net	52	(52)	—	—	—	—
Transferred from right-of-use assets on exercise of purchase option (Note 21)	—	—	2,780	—	—	2,780
Disposals
- disposals	—	(152)	(6,830)	(399)	(558)	(7,939)
- disposal of a subsidiary	—	(99)	—	—	(34)	(133)

At December 31, 2020	522	21,475	114,380	25,025	9,936	171,338

At January 1 , 2021	522	21,475	114,380	25,025	9,936	171,338

Additions	—	66	2,855	487	668	4,076
Transferred from construction in progress (Note 20)	—	2,097	8,796	434	486	11,813
Reclassification on change of holding intention:
- transferred to other property, plant and equipment, net	(32)	32	—	—	—	—
- transferred from other property, plant and equipment, net	50	(50)	—	—	—	—
Transfer to assets held for sale (Note 35)	—	—	(6,309)	(152)	—	(6,461)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	—	—	2,761	—	—	2,761
Others	9	—	—	—	—	9
Disposals (c)	(8)	(115)	(6,393)	(441)	(556)	(7,513)

At December 31, 2021	541	23,505	116,090	25,353	10,534	176,023

	Investment properties RMB million	Buildings RMB million	Aircraft RMB million	Other flight equipment including rotables RMB million	Machinery, equipment and vehicles RMB million	Total RMB million
Accumulated depreciation and impairment losses:
At January 1 , 2020	166	4,917	54,177	13,119	5,263	77,642
Depreciation charge for the year	23	618	5,744	1,493	946	8,824
Reclassification on change of holding intention:
- transferred from other property, plant and equipment, net	21	(21)	—	—	—	—
Transferred from right-of-use assets on exercise of purchase option (Note 21)	—	—	982	—	—	982
Disposals
- disposals	—	(59)	(4,588)	(372)	(483)	(5,502)
- disposal of a subsidiary	—	(15)	—	—	(11)	(26)
Provision for impairment losses	—	—	3,202	75	2	3,279
Impairment losses written off on disposals	—	—	—	(7)	—	(7)

At December 31, 2020	210	5,440	59,517	14,308	5,717	85,192

At January 1 , 2021	210	5,440	59,517	14,308	5,717	85,192
Depreciation charge for the year	16	712	5,673	1,394	1,040	8,835
Reclassification on change of holding intention:
- transferred to other property, plant and equipment, net	(19)	19	—	—	—	—
- transferred from other property, plant and equipment, net	35	(35)	—	—	—	—
Transfer to assets held for sale (Note 35)	—	—	(2,746)	(66)	—	(2,812)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	—	—	1,202	—	—	1,202
Disposals	(6)	(28)	(4,270)	(406)	(414)	(5,124)
Provision for impairment losses (a)	—	—	914	80	—	994
Impairment losses transfer to assets held for sale (Note 35)	—	—	(2,581)	(60)	—	(2,641)
Impairment losses written off on disposals (c)	—	—	(809)	—	—	(809)

At December 31, 2021	236	6,108	56,900	15,250	6,343	84,837

Net book value:
At December 31, 2021	305	17,397	59,190	10,103	4,191	91,186

At December 31, 2020	312	16,035	54,863	10,717	4,219	86,146

(a)
As at December 31, 2021, the Group reported aircraft and related equipment in the amount of RMB199,407 million. For the year ended December 31, 2021, the Group made impairment provision of RMB2,579 million in aggregate towards certain aged or market value declined aircraft and related equipment based on its fleet disposal plans. Among which, the impairment provision for owned aircraft and related equipment were RMB994 million, and the impairment provision for leased aircraft and related equipment were RMB1,585 million (Note 21). Provision were made when asset’s carrying amount exceed its recoverable amount. The estimated recoverable amounts of above aircraft and related equipment with impairment indications were based on the fair value less cost to sell, which was determined by reference to the recent observable market prices for those aircraft and related equipment or appraisal results valued by external appraisal expert based on the cost method.

(b)	As at December 31, 2021, no property, plant and equipment of the Group were mortgaged for bank borrowings (December 31, 2020: Nil ).

(c)
During the year, the Group disposed certain aircraft directly and disposed certain aircraft through sale and leaseback agreement, against which cost, accumulated depreciation and impairment losses of the aircraft had been reduced with an aggregate amount of RMB4,042 million, RMB2,728 million and RMB809 million respectively.

During the year, the Group derecognized certain aircraft under finance lease agreements as a lessor, against which cost and accumulated depreciation of the aircraft had been reduced with an aggregate amount of RMB792 million and RMB0 respectively, and a long-term receivable was recognized accordingly. As at December 31, 2021, the balance of long-term receivable was RMB783 million (including the balance due within one year) (Note 26).

(d)
As at December 31, 2021 and up to the date of approval of these financial statements, the Group is in the process of applying for the property title certificates in respect of the certain properties located in mainland China, in which the Group has interests and for which such certificates have not been granted. As at December 31, 2021, carrying value of such properties of the Group amounted to RMB10,554 million (December 31, 2020: RMB10,226 million). The Directors of the Company are of the opinion that the use of and the conduct of operating activities at the properties referred to above are not affected by the fact that the Group has not yet obtained the relevant property title certificates.

(e)
The Group leased out investment properties and facilities under operating leases. The leases typically run for an initial period of one to fifteen years, with an option to renew the leases after that date at which time all contract terms are renegotiated. In this connection, rental income total ing RMB232 million (2020: RMB186 million; 2019: RMB202 million) was recognized by the Group during the year in respect of the leases. Directors estimated the fair value of these investment properties approximate the carrying amount.

Future Minimum Lease Income under Non-cancellable Operating Leases
The Group’s total future minimum lease income under
non-cancellable
operating leases are as follows:

	2021	2020
	RMB million	RMB million
Within 1 year	47	66
After 1 year but within 5 years	130	120
After 5 years	72	97

	249	283

Summary of Comparison of Depreciation Method of Components	The comparison of depreciation method of components related to engine overhaul costs before and after the change is detailed as below:

Components related to engine overhaul costs	Before the change	After the change
Expected useful lives/Expected flying hours	3-5.5 years	9-42 thousand hours
Estimated net residual rate	—	—
Annual depreciation rate / Depreciation rate per thousand flying hours	18.2%-33.3%	2.4%-11.1%